2. Investment securities, Contractual Maturity (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Amortized Cost
Due within one year	$ 4,308
Due from one to five years	40,564
Due from five to ten years	117,452
Due after ten years	20,599
Mortgage-backed securities	88,496
Equity securities	748
Total	272,167	299,809
Estimated Fair Value
Due within one year	4,323
Due from one to five years	42,548
Due from five to ten years	121,399
Due after ten years	21,241
Mortgage-backed securities	90,210
Equity securities	1,378
Total	$ 281,099